Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,430,000
Proposed Maximum Offering Price per Unit	48.93
Maximum Aggregate Offering Price	$ 69,969,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,662.84
Offering Note	(1) This Registration Statement covers an additional 1,430,000 shares of common stock, no par value ("Common Stock"), of Sonoco Products Company issuable pursuant to the Sonoco Products Company 2024 Omnibus Incentive Plan, as amended. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of stock splits, stock dividends or other similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h)(1) of the Securities Act, based on the average of the high and low trading prices of a share of Common Stock as reported on the New York Stock Exchange on April 24, 2026.